UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09521

AMG Funds

(Exact name of registrant as specified in charter)

600 Steamboat Road,

Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: November 1, 2019 – April 30, 2020

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2020

AMG GW&K Core Bond ESG Fund
Class N: MBGVX	Class I: MBDFX	Class Z: MBDLX

AMG GW&K Emerging Wealth Equity Fund
(formerly AMG GW&K Trilogy Emerging Wealth Equity Fund)

Class N: TYWVX	Class I: TYWSX	Class Z: TYWIX

AMG GW&K Emerging Markets Equity Fund
(formerly AMG GW&K Trilogy Emerging Markets Equity Fund)

Class N: TLEVX	Class I: TLESX	Class Z: TLEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com	043020	SAR069

AMG Funds Semi-Annual Report — April 30, 2020 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG GW&K Core Bond ESG Fund	5

AMG GW&K Emerging Wealth Equity Fund	9

AMG GW&K Emerging Markets Equity Fund	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	18

Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	20

Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	21

Detail of changes in assets for the past two fiscal periods

Financial Highlights	22

Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	31

Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

FUNDS LIQUIDITY RISK MANAGEMENT PROGRAM	38

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG GW&K Core Bond ESG Fund
Based on Actual Fund Return
Class N	0.88%	$1,000	$1,031	$4.44
Class I	0.55%	$1,000	$1,032	$2.78
Class Z	0.48%	$1,000	$1,033	$2.43
Based on Hypothetical 5% Annual Return
Class N	0.88%	$1,000	$1,020	$4.42
Class I	0.55%	$1,000	$1,022	$2.77
Class Z	0.48%	$1,000	$1,022	$2.41

AMG GW&K Emerging Wealth Equity Fund
Based on Actual Fund Return
Class N	1.27%	$1,000	$934	$6.11
Class I	0.97%	$1,000	$935	$4.67
Class Z	0.87%	$1,000	$935	$4.19
Based on Hypothetical 5% Annual Return
Class N	1.27%	$1,000	$1,019	$6.37
Class I	0.97%	$1,000	$1,020	$4.87
Class Z	0.87%	$1,000	$1,021	$4.37

Six Months Ended April 30, 2020	Expense Ratio for the Period	Beginning Account Value 11/01/19	Ending Account Value 04/30/20	Expenses Paid During the Period*
AMG GW&K Emerging Markets Equity Fund
Based on Actual Fund Return
Class N	1.39%	$1,000	$873	$6.47
Class I	1.01%	$1,000	$874	$4.71
Class Z	0.99%	$1,000	$874	$4.61
Based on Hypothetical 5% Annual Return
Class N	1.39%	$1,000	$1,018	$6.97
Class I	1.01%	$1,000	$1,020	$5.07
Class Z	0.99%	$1,000	$1,020	$4.97

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

2

Fund Performance (unaudited) Periods ended April 30, 2020

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2020.
Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG GW&K Core Bond ESG Fund[2,3,4,5,6,7,8]
Class N	3.10%	9.05%	—	—	3.05%	05/08/15
Class I	3.17%	9.39%	3.26%	3.78%	5.87%	04/30/93
Class Z	3.30%	9.48%	—	—	3.47%	05/08/15
Bloomberg Barclays U.S. Aggregate Bond Index®[17]	4.86%	10.84%	3.80%	3.96%	5.39%	04/30/93†
AMG GW&K Emerging Wealth Equity Fund[2,6,9,10,11,12,13,14]
Class N	(6.65%)	(10.47%)	3.56%	—	4.36%	03/19/15
Class I	(6.53%)	(10.19%)	3.84%	—	4.63%	03/19/15
Class Z	(6.49%)	(10.09%)	3.92%	—	4.73%	03/19/15
MSCI Emerging Markets Index[18]	(10.50%)	(12.00%)	(0.10%)	—	1.58%	03/19/15†
AMG GW&K Emerging Markets Equity Fund[2,6,9,10,11,12,13,14,15,16]
Class N	(12.68%)	(15.61%)	0.66%	—	(0.68%)	03/01/12
Class I	(12.58%)	(15.35%)	1.00%	—	(1.04%)	03/01/11
Class Z	(12.60%)	(15.35%)	1.09%	—	(0.95%)	03/01/11
MSCI Emerging Markets Index[18]	(10.50%)	(12.00%)	(0.10%)	—	0.43%	03/01/11†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.
† Date reflects the inception date of the Fund, not the index.
* Not annualized.

[1] Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Funds are net of expenses and based on the published NAV as of April 30, 2020. All returns are in U.S. dollars ($).

[2] From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
3 To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[4] Active and frequent trading of a fund may result in higher transaction costs and increased tax liability.
[5] The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[6] The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.

[7]  Many bonds have call provisions which allow the debtors to pay them back before maturity. This is especially true with mortgage securities, which can be paid back anytime. Typically debtors prepay their debt when it is to their advantage (when interest rates drop making a new loan at current rates more attractive), and thus likely to the disadvantage of bondholders, who may have to reinvest prepayment proceeds in securities with lower yields. Prepayment risk will vary depending on the provisions of the security and current interest rates relative to the interest rate of the debt.

[8]  Applying the Fund’s ESG investment criteria may result in the selection or exclusion of securities of certain issuers for reasons other than performance, and the Fund may underperform funds that do not utilize an ESG investment strategy. The application of this strategy may affect the Fund’s exposure to certain companies, sectors, regions, countries or types of investments, which could negatively impact the Fund’s performance depending on whether such investments are in or out of favor. Applying ESG criteria to investment decisions is qualitative and subjective by nature, and there is no guarantee that the criteria utilized by the Subadviser or any judgment exercised by the Subadviser will reflect the beliefs or values of any particular investor.

[9]  Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[10] The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.

[11] The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[12] The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less

3

Fund Performance Periods ended April 30, 2020 (continued)

liquidity than the stocks of larger, more established companies.

[13] The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[14] Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[15] The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[16] Investing in initial public offerings (IPOs) is risky and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.

[17] The Bloomberg Barclays U.S. Aggregate Bond Index® is an index of the U.S. investment-grade fixed-rate bond market, including both government and corporate bonds. Unlike the Fund, the Bloomberg Barclays U.S. Aggregate Bond Index® is unmanaged, is not available for investment and does not incur expenses.

[18] The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. Please go to msci.com for most current list of countries represented by the index. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment and does not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates,

“Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

Not FDIC insured, nor bank guaranteed. May lose value.

4

AMG GW&K Core Bond ESG Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	47.7
U.S. Government and Agency Obligations	42.0
Municipal Bonds	7.6
Short-Term Investments	3.9
Other Assets Less Liabilities	(1.2)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	43.2
Aaa/AAA	1.0
Aa/AA	19.9
A	24.2
Baa/BBB	11.7

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
United States Treasury Bonds, 4.500%, 02/15/36	4.4
FNMA, 4.500%, 06/01/41	2.6
FHLMC, 2.500%, 10/01/34	2.5
FNMA, 4.500%, 04/01/39	2.5
FNMA, 4.500%, 04/01/39	2.5
FNMA, 3.500%, 03/01/48	2.3
Verizon Communications, Inc., 3.875%, 02/08/29	2.1
Morgan Stanley, 4.431%, 01/23/30	2.0
Oracle Corp., 2.500%, 04/01/25	2.0
FNMA, 5.000%, 08/01/40	2.0

Top Ten as a Group	24.9

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

5

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Principal Amount	Value

Corporate Bonds and Notes - 47.7%

Financials - 17.3%
American Tower Corp. 3.375%, 10/15/26	$2,091,000	$2,255,878
Bank of America Corp., MTN 3.875%, 08/01/25	3,403,000	3,735,113
The Bank of New York Mellon Corp., MTN 2.450%, 08/17/26	1,049,000	1,098,352
Berkshire Hathaway, Inc. 3.125%, 03/15/26	3,017,000	3,321,215
Boston Properties, LP 3.400%, 06/21/29	1,945,000	2,022,859
Citigroup, Inc. 4.044%, 06/01/24	3,833,000	4,096,019
CME Group, Inc. 3.750%, 06/15/28	955,000	1,107,742
Crown Castle International Corp. 4.000%, 03/01/27	1,931,000	2,140,545
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	3,032,000	3,226,616
JPMorgan Chase & Co. 2.950%, 10/01/26	2,038,000	2,140,877
Morgan Stanley, GMTN 4.431%, 01/23/30	3,633,000	4,209,707
National Rural Utilities Cooperative Finance Corp., MTN 3.250%, 11/01/25	1,994,000	2,175,065
Simon Property Group LP 3.300%, 01/15/26	1,979,000	1,956,719
Visa, Inc. 3.150%, 12/14/25	2,496,000	2,760,297
Total Financials		36,247,004

Industrials - 29.3%
Advocate Health & Hospitals Corp. 4.272%, 08/15/48	1,881,000	2,362,762
Apple, Inc. 2.900%, 09/12/27	1,940,000	2,121,982
AT&T, Inc. 4.250%, 03/01/27	1,926,000	2,126,203
Automatic Data Processing, Inc. 3.375%, 09/15/25	2,871,000	3,191,568
The Coca-Cola Co. 1.650%, 06/01/30	3,110,000	3,111,457
Comcast Corp. 4.150%, 10/15/28	1,830,000	2,146,007
CommonSpirit Health 3.347%, 10/01/29	2,569,000	2,542,482
Costco Wholesale Corp. 1.600%, 04/20/30	2,200,000	2,190,478

	Principal Amount	Value

CVS Health Corp. 5.125%, 07/20/45	$1,824,000	$2,288,559
Fiserv, Inc. 4.200%, 10/01/28	1,824,000	2,077,455
The George Washington University Series 2018 4.126%, 09/15/48	2,941,000	3,509,341
Georgia-Pacific LLC 8.000%, 01/15/24	1,583,000	1,928,143
Kaiser Foundation Hospitals 3.150%, 05/01/27	2,015,000	2,218,669
Lowe’s Cos., Inc. 4.000%, 04/15/25	1,900,000	2,110,165
McDonald’s Corp., MTN 3.700%, 01/30/26	2,450,000	2,742,260
Microsoft Corp. 3.750%, 02/12/45	1,728,000	2,123,958
Oracle Corp. 2.500%, 04/01/25	3,992,000	4,208,497
Parker-Hannifin Corp. 3.250%, 06/14/29	2,039,000	2,163,454
Precision Castparts Corp. 3.250%, 06/15/25	1,914,000	2,084,125
RELX Capital, Inc. 4.000%, 03/18/29	1,926,000	2,107,093
Sysco Corp. 2.400%, 02/15/30	2,465,000	2,271,589
T-Mobile USA, Inc. 3.500%, 04/15/25[1]	1,000,000	1,062,420
TWDC Enterprises 18 Corp., MTN 1.850%, 07/30/26	2,080,000	2,114,382
Verizon Communications, Inc. 3.875%, 02/08/29	3,806,000	4,395,654
VF Corp. 2.800%, 04/23/27	2,066,000	2,120,114
Total Industrials		61,318,817

Utilities - 1.1%
Northern States Power Co. 2.900%, 03/01/50	2,138,000	2,353,504
Total Corporate Bonds and Notes
(Cost $93,735,849)		99,919,325
Municipal Bonds - 7.6%
California State General Obligation, School Improvements 7.550%, 04/01/39	2,475,000	4,160,821
JobsOhio Beverage System, Series B 4.532%, 01/01/35	1,845,000	2,258,797
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	2,855,000	3,793,638

The accompanying notes are an integral part of these financial statements. 6

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Metropolitan Transportation Authority 6.687%, 11/15/40	$1,825,000	$2,211,553
University of California, University & College Improvements, Series BD 3.349%, 07/01/29	3,055,000	3,409,716
Total Municipal Bonds
(Cost $14,737,403)		15,834,525
U.S. Government and Agency Obligations - 42.0%
Fannie Mae - 24.3%
FNMA
3.000%, 09/01/46 to 11/01/46	4,581,673	4,900,507
3.500%, 03/01/30 to 03/01/48	10,623,176	11,509,021
4.000%, 03/01/44 to 07/01/49	10,639,367	11,736,138
4.500%, 04/01/39 to 06/01/41	16,730,552	18,612,448
5.000%, 08/01/40	3,643,029	4,169,363
Total Fannie Mae		50,927,477
Freddie Mac - 8.2%
FHLMC
2.500%, 10/01/34	5,000,527	5,269,332
5.000%, 07/01/44	2,694,567	3,079,065
FHLMC Gold Pool
3.000%, 06/01/43	324,088	352,487
3.500%, 07/01/32 to 05/01/44	2,484,097	2,691,912
4.000%, 05/01/26	141,919	150,184
FHLMC Multifamily Structured Pass Through Certificates
Series K071, Class A2 3.286%, 11/25/27	1,912,000	2,179,144
Series K062, Class A2 3.413%, 12/25/26	513,000	584,889

	Principal Amount	Value
FHLMC Multifamily Structured Pass Through Certificates Series K063, Class A2 3.430%, 01/25/27[2]	$2,544,000	$2,902,468
Total Freddie Mac		17,209,481
U.S. Treasury Obligations - 9.5%
United States Treasury Bonds
3.500%, 02/15/39	1,700,000	2,443,418
4.500%, 02/15/36	5,972,000	9,243,070
United States Treasury Notes
2.000%, 11/30/22	3,894,000	4,071,512
6.250%, 08/15/23	3,431,000	4,108,488
Total U.S. Treasury Obligations		19,866,488
Total U.S. Government and Agency Obligations
(Cost $82,215,648)		88,003,446

	Shares
Short-Term Investments - 3.9%
Other Investment Companies - 3.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[3]	8,099,748	8,099,748
Total Short-Term Investments
(Cost $8,099,748)		8,099,748
Total Investments - 101.2%
(Cost $198,788,648)		211,857,044
Other Assets, less Liabilities - (1.2)%		(2,435,055)
Net Assets - 100.0%		$209,421,989

[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $1,062,420 or 0.5% of net assets.

[2]

Variable rate security. The rate shown is based on the latest available information as of April 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[3]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
MTN	Medium-Term Note

The accompanying notes are an integral part of these financial statements. 7

AMG GW&K Core Bond ESG Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2	Level 3	Total
Investments in Securities

Corporate Bonds and Notes†	—	$99,919,325	—	$99,919,325

Municipal Bonds	—	15,834,525	—	15,834,525

U.S. Government and Agency Obligations†	—	88,003,446	—	88,003,446

Short-Term Investments

Other Investment Companies	$8,099,748	—	—	8,099,748

Total Investments in Securities	$8,099,748	$203,757,296	—	$211,857,044

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 8

AMG GW&K Emerging Wealth Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Consumer Discretionary	39.8
Financials	19.7
Information Technology	11.0
Communication Services	7.1
Health Care	7.0
Consumer Staples	5.8
Materials	3.1
Industrials	1.3
Short-Term Investments	5.4
Other Assets Less Liabilities	(0.2)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Alibaba Group Holding, Ltd., Sponsored ADR (China)	7.8
Infineon Technologies AG (Germany)	6.0
Sands China, Ltd. (Macau)	5.1
Yum China Holdings, Inc. (China)	4.7
Ping An Insurance Group Co. of China, Ltd., Class H (China)	4.5
AIA Group, Ltd. (Hong Kong)	4.2
QUALCOMM, Inc.	4.2
Trip.com Group, Ltd., ADR (China)	3.7
HDFC Bank, Ltd., ADR (India)	3.3
Kotak Mahindra (India)	2.8

Top Ten as a Group	46.3

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

9

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 94.8%
Communication Services - 7.1%
Baidu, Inc., Sponsored ADR (China)*	2,132	$215,183
iQIYI, Inc., ADR (China)*,1	134,178	2,277,001
Tencent Holdings, Ltd. (China)	47,190	2,480,752
Tencent Music Entertainment Group, ADR (China)*	326,775	3,728,503
The Walt Disney Co. (United States)	11,791	1,275,196
Total Communication Services		9,976,635
Consumer Discretionary - 39.8%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	53,931	10,930,196
Booking Holdings, Inc. (United States)*	751	1,111,908
Eicher Motors, Ltd. (India)	7,380	1,433,091
Hermes International (France)	1,873	1,369,301
Huazhu Group Ltd., ADR (China)[1]	90,451	3,257,141
Jubilant Foodworks, Ltd. (India)	113,120	2,426,731
LVMH Moet Hennessy Louis Vuitton SE (France)	5,620	2,172,661
MakeMyTrip, Ltd. (India)*,1	150,639	2,223,432
Maruti Suzuki India, Ltd. (India)	18,148	1,288,356
Moncler SpA (Italy)	73,637	2,769,272
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	9,485	1,210,855
NIKE, Inc., Class B (United States)	15,356	1,338,736
Sands China, Ltd. (Macau)	1,741,600	7,050,862
Starbucks Corp. (United States)	17,121	1,313,694
TAL Education Group, ADR (China)*	47,340	2,565,355
Titan Co., Ltd. (India)	102,630	1,312,472
Trip.com Group, Ltd., ADR (China)*	199,670	5,143,499
Yum China Holdings, Inc. (China)	135,664	6,574,278
Total Consumer Discretionary		55,491,840
Consumer Staples - 5.8%
The Estee Lauder Cos., Inc., Class A (United States)	4,920	867,888
Kweichow Moutai Co., Ltd., Class A (China)	4,393	782,586
LG Household & Health Care, Ltd. (South Korea)	3,417	3,874,866
Unilever NV (United Kingdom)	11,689	582,107
Wal-Mart de Mexico, SAB de CV (Mexico)	289,610	699,001
Wuliangye Yibin Co., Ltd., Class A (China)	65,203	1,240,495
Total Consumer Staples		8,046,943
Financials - 19.7%
AIA Group, Ltd. (Hong Kong)	639,500	5,869,183
Bank Mandiri Persero Tbk PT (Indonesia)	1,771,070	526,471
China International Capital Corp., Ltd. (China)[2]	377,600	579,883

	Shares	Value

China Merchants Bank Co., Ltd., Class H (China)	373,550	$1,767,755
Credicorp, Ltd. (Peru)	8,109	1,208,403
Grupo Financiero Banorte, S.A.B de CV (Mexico)	325,090	889,981
HDFC Bank, Ltd., ADR (India)[1]	106,251	4,605,981
Kotak Mahindra (India)	216,106	3,880,974
Ping An Insurance Group Co. of China, Ltd., Class H (China)	619,750	6,306,738
Sberbank of Russia PJSC, Sponsored ADR (Russia)	172,481	1,831,136
Total Financials		27,466,505
Health Care - 7.0%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	723,340	2,948,920
CSPC Pharmaceutical Group, Ltd. (China)	318,000	629,550
Jiangsu Hengrui Medicine Co., Ltd., Class A (China)*	98,570	1,281,953
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)	333,420	536,478
Novo Nordisk A/S, Class B (Denmark)	17,724	1,130,614
Ping An Healthcare and Technology Co., Ltd. (China)*,2	232,350	3,200,852
Total Health Care		9,728,367
Industrials - 1.3%
FANUC Corp. (Japan)	8,780	1,433,013
Havells India, Ltd. (India)	59,726	445,142
Total Industrials		1,878,155
Information Technology - 11.0%
Infineon Technologies AG (Germany)	449,655	8,359,540
Mastercard, Inc., Class A (United States)	4,256	1,170,272
QUALCOMM, Inc. (United States)	74,191	5,836,606
Total Information Technology		15,366,418
Materials - 3.1%
Asian Paints, Ltd. (India)	82,854	1,933,242
Chr Hansen Holding A/S (Denmark)	23,729	2,046,003
Novozymes A/S (Denmark)	5,950	291,887
Total Materials		4,271,132
Total Common Stocks (Cost $130,526,931)		132,225,995

The accompanying notes are an integral part of these financial statements. 10

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

	Principal Amount	Value

Short-Term Investments - 5.4%

Joint Repurchase Agreements - 1.7%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $1,020,000)	$1,000,000	$1,000,000

Nomura Securities International, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $357,894 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 05/15/20 - 01/20/70, totaling $365,052)	357,894	357,894

RBC Dominion Securities, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.000%, 07/15/24 - 05/01/50, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,357,894

	Shares	Value

Other Investment Companies - 3.7%

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	5,173,298	$5,173,298

Total Short-Term Investments (Cost $7,531,192)		7,531,192

Total Investments - 100.2% (Cost $138,058,123)		139,757,187

Other Assets, less Liabilities - (0.2)%		(243,216)

Net Assets - 100.0%		$139,513,971

*	Non-income producing security.
[1]

Some of these securities, amounting to $7,115,207 or 5.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $3,780,735 or 2.7% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

The accompanying notes are an integral part of these financial statements. 11

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$35,669,094	$19,822,746	—	$55,491,840
Financials	6,704,365	20,762,140	—	27,466,505
Information Technology	7,006,878	8,359,540	—	15,366,418
Communication Services	7,495,883	2,480,752	—	9,976,635
Health Care	—	9,728,367	—	9,728,367
Consumer Staples	1,566,889	6,480,054	—	8,046,943
Materials	—	4,271,132	—	4,271,132
Industrials	—	1,878,155	—	1,878,155
Short-Term Investments
Joint Repurchase Agreements	—	2,357,894	—	2,357,894
Other Investment Companies	5,173,298	—	—	5,173,298

Total Investments in Securities	$63,616,407	$76,140,780	—	$139,757,187

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements. 12

AMG GW&K Emerging Wealth Equity Fund Schedule of Portfolio Investments (continued)

The country allocation in the Schedule of Portfolio Investments at April 30, 2020, was as follows:

Country	% of Long-Term Investments
China	43.6
Denmark	2.6
France	2.7
Germany	6.3
Hong Kong	4.4
India	14.8
Indonesia	0.4
Italy	2.1
Japan	1.1
Macau	5.3
Mexico	1.2
Peru	0.9
Russia	1.4
South Korea	2.9
United Kingdom	0.5
United States	9.8

100.0

The accompanying notes are an integral part of these financial statements. 13

AMG GW&K Emerging Markets Equity Fund Fund Snapshots (unaudited) April 30, 2020

PORTFOLIO BREAKDOWN

Sector	% of Net Assets

Consumer Discretionary	23.3

Financials	23.1

Information Technology	16.5

Communication Services	15.2

Consumer Staples	10.0

Health Care	5.8

Industrials	3.6

Energy	3.5

Materials	0.5

Short-Term Investments	3.5

Other Assets Less Liabilities	(5.0)

TOP TEN HOLDINGS

Security Name	% of Net Assets

Alibaba Group Holding, Ltd., Sponsored ADR (China)	6.7

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	5.8

Tencent Holdings, Ltd. (China)	5.5

Samsung Electronics Co., Ltd. (South Korea)	5.1

Ping An Insurance Group Co. of China, Ltd., Class H (China)	3.1

Prosus, N.V. (Netherlands)	2.9

HDFC Bank, Ltd. (India)	2.7

Housing Development Finance Corp., Ltd. (India)	2.6

Sberbank of Russia PJSC, Sponsored ADR (Russia)	2.4

Reliance Industries, Ltd. (India)	2.2

Top Ten as a Group	39.0

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

14

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (unaudited) April 30, 2020

	Shares	Value

Common Stocks - 101.5%

Communication Services - 15.2%
58.com, Inc., ADR (China)*	7,539	$391,651
Autohome, Inc., ADR (China)	2,556	209,975
Baidu, Inc., Sponsored ADR (China)*	5,962	601,745
iQIYI, Inc., ADR (China)*,1	22,686	384,981
MultiChoice Group (South Africa)*	77,533	363,390
NetEase, Inc., ADR (China)	1,718	592,641
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	2,026,421	465,980
Tencent Holdings, Ltd. (China)	47,706	2,507,878
Tencent Music Entertainment Group, ADR (China)*	84,222	960,973
Zee Entertainment Enterprises, Ltd. (India)	225,049	471,669
Total Communication Services		6,950,883
Consumer Discretionary - 23.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	15,091	3,058,493
Feng TAY Enterprise Co., Ltd. (Taiwan)	150,280	854,970
Hanon Systems (South Korea)	23,788	179,189
MakeMyTrip, Ltd. (India)*	30,458	449,560
Maruti Suzuki India, Ltd. (India)	2,225	157,956
Midea Group Co., Ltd., Class A (China)	57,185	428,511
Naspers, Ltd., N Shares (South Africa)	5,663	881,438
New Oriental Education & Technology Group, Inc., Sponsored ADR (China)*	4,197	535,789
Prosus, N.V. (Netherlands)*	17,522	1,328,364
Sands China, Ltd. (Macau)	166,639	674,638
Shenzhou International Group Holdings, Ltd. (China)	57,922	668,515
Trip.com Group, Ltd., ADR (China)*	25,142	647,658
Yum China Holdings, Inc. (China)	15,672	759,465
Total Consumer Discretionary		10,624,546
Consumer Staples - 10.0%
Bid Corp., Ltd. (South Africa)	41,902	546,076
BIM Birlesik Magazalar AS (Turkey)	24,563	195,038
CP All PCL (Thailand)	55,500	121,319
CP All PCL, Class F (Thailand)	117,868	257,650
Dino Polska S.A. (Poland)*,1,2	9,498	401,668
Fomento Economico Mexicano, S.A.B de CV (Mexico)	61,696	398,089
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (China)	65,400	268,156
Kweichow Moutai Co., Ltd., Class A (China)	1,600	285,030
LG Household & Health Care, Ltd. (South Korea)	550	623,698

	Shares	Value

Wal-Mart de Mexico, SAB de CV (Mexico)	244,686	$590,572
Wuliangye Yibin Co., Ltd., Class A (China)	47,200	897,986
Total Consumer Staples		4,585,282
Energy - 3.5%
Novatek PJSC, Sponsored GDR (Russia)	4,364	611,972
Reliance Industries, Ltd. (India)	50,438	980,667
Total Energy		1,592,639
Financials - 23.1%
AIA Group, Ltd. (Hong Kong)	92,968	853,239
Banco Bradesco, S.A., ADR (Brazil)	175,569	618,003
Banco de Chile, ADR (Chile)[1]	12,895	231,465
Bancolombia, S.A., Sponsored ADR (Colombia)	12,812	334,393
Bank Mandiri Persero Tbk PT (Indonesia)	1,241,716	369,114
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	2,476,901	450,517
BDO Unibank, Inc. (Philippines)	185,987	365,960
Credicorp, Ltd. (Peru)	3,881	578,347
Grupo Financiero Banorte, S.A.B de CV (Mexico)	119,324	326,667
HDFC Bank, Ltd. (India)	95,140	1,249,355
Housing Development Finance Corp., Ltd. (India)	47,669	1,205,778
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	130,942	551,266
Noah Holdings, Ltd., ADR (China)*,1	6,559	182,078
OTP Bank Plc (Hungary)	16,965	502,435
Ping An Insurance Group Co. of China, Ltd., Class H (China)	141,220	1,437,092
Sberbank of Russia PJSC, Sponsored ADR (Russia)	101,360	1,076,083
Turkiye Garanti Bankasi, A.S. (Turkey)*	179,738	214,467
Total Financials		10,546,259
Health Care - 5.8%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A (China)	146,500	597,253
Fleury, S.A. (Brazil)	142,231	594,253
Lepu Medical Technology Beijing Co., Ltd., Class A (China)	72,500	387,363
Meinian Onehealth Healthcare Holdings Co., Ltd., Class A (China)	185,600	298,633
Microport Scientific Corp. (China)	139,800	300,278
Odontoprev, S.A. (Brazil)	166,811	470,564
Total Health Care		2,648,344
Industrials - 3.6%
Adani Ports & Special Economic Zone, Ltd. (India)	110,358	423,724
Copa Holdings, S.A., Class A (Panama)	3,834	169,501

The accompanying notes are an integral part of these financial statements. 15

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value

Industrials - 3.6% (continued)

Grupo Aeroportuario del Pacifico, S.A.B de CV, Class B (Mexico)	47,462	$294,646
Shanghai International Airport Co., Ltd., Class A (China)	77,669	770,316
Total Industrials		1,658,187
Information Technology - 16.5%
Advantech Co., Ltd. (Taiwan)	26,369	249,406
Delta Electronics, Inc. (Taiwan)	117,100	546,179
Infosys, Ltd., Sponsored ADR (India)	32,064	295,951
Pagseguro Digital, Ltd., Class A(Brazil)*,1	14,522	367,842
Samsung Electronics Co., Ltd. (South Korea)	56,367	2,317,674
SK Hynix, Inc. (South Korea)	11,409	785,139
Sunny Optical Technology Group Co., Ltd. (China)	23,676	329,701
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	260,632	2,629,203
Total Information Technology		7,521,095
Materials - 0.5%
LG Chem, Ltd. (South Korea)	682	211,906
Total Common Stocks
(Cost $43,948,137)		46,339,141

	Principal Amount	Value

Short-Term Investments - 3.5%

Joint Repurchase Agreements - 2.0%[3]

Citigroup Global Markets, Inc., dated 04/30/20, due 05/01/20, 0.040% total to be received $937,605 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.500% - 6.500%, 05/31/20 - 02/01/57, totaling $956,356)	$937,604	$937,604

	Shares

Other Investment Companies - 1.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.20%[4]	681,999	681,999

Total Short-Term Investments
(Cost $1,619,603)		1,619,603

Total Investments - 105.0%
(Cost $45,567,740)		47,958,744

Other Assets, less Liabilities - (5.0)%		(2,285,398)

Net Assets - 100.0%		$45,673,346

*	Non-income producing security.

[1]

Some of these securities, amounting to $1,210,612 or 2.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[2]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At April 30, 2020, the value of these securities amounted to $401,668 or 0.9% of net assets.

[3]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

[4]	Yield shown represents the April 30, 2020, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR   American Depositary Receipt

GDR   Global Depositary Receipt

The accompanying notes are an integral part of these financial statements. 16

AMG GW&K Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of April 30, 2020:

	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$6,779,329	$3,845,217	—	$10,624,546
Financials	3,036,686	7,509,573	—	10,546,259
Information Technology	663,793	6,857,302	—	7,521,095
Communication Services	3,141,966	3,808,917	—	6,950,883
Consumer Staples	988,661	3,596,621	—	4,585,282
Health Care	1,064,817	1,583,527	—	2,648,344
Industrials	464,147	1,194,040	—	1,658,187
Energy	—	1,592,639	—	1,592,639
Materials	—	211,906	—	211,906
Short-Term Investments
Joint Repurchase Agreements	—	937,604	—	937,604
Other Investment Companies	681,999	—	—	681,999

Total Investments in Securities	$16,821,398	$31,137,346	—	$47,958,744

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

For the six months ended April 30, 2020, there were no transfers in or out of Level 3.

The country allocation in the Schedule of Portfolio Investments at April 30, 2020, was as follows:

Country	% of Long-Term Investments
Brazil	5.6
Chile	0.5
China	37.8
Colombia	0.7
Hong Kong	1.8
Hungary	1.1
India	11.3
Indonesia	2.8
Macau	1.4
Mexico	3.5
Netherlands	2.9
Panama	0.4

Country	% of Long-Term Investments
Peru	1.2
Philippines	0.8
Poland	0.9
Russia	3.6
South Africa	3.9
South Korea	8.9
Taiwan	9.2
Thailand	0.8
Turkey	0.9

100.0

The accompanying notes are an integral part of these financial statements. 17

Statement of Assets and Liabilities (unaudited) April 30, 2020

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Assets:

Investments at value[1] (including securities on loan valued at $0, $7,115,207, and $1,210,612, respectively)	$211,857,044	$139,757,187	$47,958,744

Foreign currency[2]	—	679,519	148,291

Receivable for investments sold	—	—	559,015

Dividend and interest receivables	1,240,787	108,557	70,395

Securities lending income receivable	—	1,604	297

Receivable for Fund shares sold	28,090	2,095,093	45,224

Receivable from affiliate	13,204	—	7,468

Prepaid expenses and other assets	30,874	37,884	31,648

Total assets	213,169,999	142,679,844	48,821,082

Liabilities:

Payable upon return of securities loaned	—	2,357,894	937,604

Payable for investments purchased	3,570,164	—	—

Payable for Fund shares repurchased	37,569	685,718	2,123,558

Due to custodian	—	4,210	1,740

Accrued expenses:

Investment advisory and management fees	51,125	58,216	20,831

Administrative fees	25,562	15,877	5,681

Distribution fees	332	282	249

Shareholder service fees	12,572	982	754

Other	50,686	42,694	57,319

Total liabilities	3,748,010	3,165,873	3,147,736

Net Assets	$209,421,989	$139,513,971	$45,673,346

[1] Investments at cost	$198,788,648	$138,058,123	$45,567,740

[2] Foreign currency at cost	—	$679,383	$148,122

The accompanying notes are an integral part of these financial statements. 18

Statement of Assets and Liabilities (continued)

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Net Assets Represent:

Paid-in capital	$200,905,105	$143,102,746	$43,990,561

Total distributable earnings (loss)	8,516,884	(3,588,775)	1,682,785

Net Assets	$209,421,989	$139,513,971	$45,673,346

Class N:

Net Assets	$1,629,033	$1,376,683	$411,795

Shares outstanding	151,520	126,954	52,151

Net asset value, offering and redemption price per share	$10.75	$10.84	$7.90

Class I:

Net Assets	$204,039,323	$12,554,142	$20,019,114

Shares outstanding	18,972,925	1,150,730	2,551,012

Net asset value, offering and redemption price per share	$10.75	$10.91	$7.85

Class Z:

Net Assets	$3,753,633	$125,583,146	$25,242,437

Shares outstanding	349,229	11,549,074	3,234,695

Net asset value, offering and redemption price per share	$10.75	$10.87	$7.80

The accompanying notes are an integral part of these financial statements. 19

Statement of Operations (unaudited) For the six months ended April 30, 2020

	AMG GW&K Core Bond ESG Fund	AMG GW&K Emerging Wealth Equity Fund	AMG GW&K Emerging Markets Equity Fund
Investment Income:
Dividend income	$15,384	$779,659	$392,305
Interest income	2,966,590	295	—
Securities lending income	—	16,113	1,795
Foreign withholding tax	—	(53,758)	(47,466)
Total investment income	2,981,974	742,309	346,634
Expenses:
Investment advisory and management fees	318,747	362,564	138,438
Administrative fees	159,374	98,881	37,756
Distribution fees - Class N	1,805	2,357	1,846
Shareholder servicing fees - Class N	1,083	1,414	1,108
Shareholder servicing fees - Class I	77,319	4,638	1,699
Professional fees	28,339	21,872	21,708
Registration fees	26,259	25,979	24,130
Custodian fees	16,333	44,022	52,522
Reports to shareholders	15,911	7,878	8,865
Transfer agent fees	11,057	2,580	2,013
Trustee fees and expenses	9,359	5,248	2,454
Miscellaneous	4,288	2,697	4,173
Total expenses before offsets	669,874	580,130	296,712
Expense reimbursements	(79,672)	—	(39,416)
Net expenses	590,202	580,130	257,296

Net investment income	2,391,772	162,179	89,338
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(285,812)	(5,001,004)	(24,920)
Net realized loss on foreign currency transactions	—	(80,115)	(31,677)
Net change in unrealized appreciation/depreciation on investments	4,619,606	(8,985,017)	(6,331,879)
Net change in unrealized appreciation/depreciation on foreign currency translations	—	127,893	9,987
Net realized and unrealized gain (loss)	4,333,794	(13,938,243)	(6,378,489)

Net increase (decrease) in net assets resulting from operations	$6,725,566	$(13,776,064)	$(6,289,151)

The accompanying notes are an integral part of these financial statements. 20

Statements of Changes in Net Assets For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019

			AMG GW&K		AMG GW&K
	AMG GW&K Core		Emerging Wealth		Emerging Markets
	Bond ESG Fund		Equity Fund		Equity Fund

	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets Resulting From Operations:

Net investment income	$2,391,772	$5,533,713	$162,179	$1,148,596	$89,338	$2,954,181

Net realized gain (loss) on investments	(285,812)	(417,409)	(5,081,119)	2,253,942	(56,597)	12,546,813

Net change in unrealized appreciation/depreciation on investments	4,619,606	20,112,764	(8,857,124)	11,877,912	(6,321,892)	4,413,987
Net increase (decrease) in net assets resulting from operations	6,725,566	25,229,068	(13,776,064)	15,280,450	(6,289,151)	19,914,981
Distributions to Shareholders:

Class N	(14,346)	(15,730)	(55,713)	(91,676)	(26,891)	(12,186)

Class I	(2,387,379)	(5,461,302)	(219,919)	(88,034)	(1,090,353)	(702,208)

Class Z	(41,618)	(85,424)	(3,346,537)	(3,150,911)	(1,569,541)	(5,489,154)
Total distributions to shareholders	(2,443,343)	(5,562,456)	(3,622,169)	(3,330,621)	(2,686,785)	(6,203,548)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(12,124,793)	(72,704,031)	43,508,108	36,532,694	(1,698,038)	(102,551,166)

Total increase (decrease) in net assets	(7,842,570)	(53,037,419)	26,109,875	48,482,523	(10,673,974)	(88,839,733)
Net Assets:

Beginning of period	217,264,559	270,301,978	113,404,096	64,921,573	56,347,320	145,187,053
End of period	$209,421,989	$217,264,559	$139,513,971	$113,404,096	$45,673,346	$56,347,320

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements. 21

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal year ended October 31,				October 31,
	April 30, 2020
Class N	(unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$10.53	$9.67	$10.14	$10.26	$10.23	$10.39

Income (loss) from Investment Operations:

Net investment income[3,4]	0.10	0.21	0.18	0.18	0.16	0.08

Net realized and unrealized gain (loss) on investments	0.22	0.86	(0.46)	(0.12)	0.28	(0.16)

Total income (loss) from investment operations	0.32	1.07	(0.28)	0.06	0.44	(0.08)

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.21)	(0.19)	(0.18)	(0.17)	(0.08)

Net realized gain on investments	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.10)	(0.21)	(0.19)	(0.18)	(0.41)	(0.08)

Net Asset Value, End of Period	$10.75	$10.53	$9.67	$10.14	$10.26	$10.23

Total Return[4,5]	3.10%[6]	11.20%	(2.79)%	0.57%	4.44%	(0.76)%[6]

Ratio of net expenses to average net assets	0.88%[7]	0.88%	0.88%	0.88%	0.88%	0.88%[7]

Ratio of gross expenses to average net assets[8]	0.96%[7]	0.95%	0.93%	0.93%	0.97%	0.99%[7]

Ratio of net investment income to average net assets[4]	1.93%[7]	2.10%	1.88%	1.75%	1.51%	1.67%[7]

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$1,629	$1,255	$502	$146	$293	$124

22

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
	April 30, 2020
Class I	(unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$10.54	$9.67	$10.15	$10.27	$10.24	$10.87

Income (loss) from Investment Operations:

Net investment income[3,4]	0.12	0.24	0.22	0.21	0.21	0.18

Net realized and unrealized gain (loss) on investments	0.21	0.88	(0.48)	(0.12)	0.26	(0.11)

Total income (loss) from investment operations	0.33	1.12	(0.26)	0.09	0.47	0.07

Less Distributions to Shareholders from:

Net investment income	(0.12)	(0.25)	(0.22)	(0.21)	(0.20)	(0.35)

Net realized gain on investments	—	—	—	—	(0.24)	(0.35)

Total distributions to shareholders	(0.12)	(0.25)	(0.22)	(0.21)	(0.44)	(0.70)

Net Asset Value, End of Period	$10.75	$10.54	$9.67	$10.15	$10.27	$10.24

Total Return[4,5]	3.17%[6]	11.70%	(2.59)%	0.91%	4.79%	0.68%

Ratio of net expenses to average net assets	0.55%[7]	0.55%	0.56%	0.55%	0.55%	0.56%

Ratio of gross expenses to average net assets[8]	0.63%[7]	0.62%	0.61%	0.60%	0.65%	0.67%

Ratio of net investment income to average net assets[4]	2.26%[7]	2.42%	2.20%	2.08%	2.01%	1.70%

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$204,039	$212,801	$264,795	$325,855	$414,400	$572,110

23

AMG GW&K Core Bond ESG Fund Financial Highlights For a share outstanding throughout each fiscal period

						For the fiscal
	For the six					period ended
	months ended	For the fiscal year ended October 31,				October 31,
	April 30, 2020
Class Z	(unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$10.53	$9.67	$10.14	$10.26	$10.23	$10.39

Income (loss) from Investment Operations:

Net investment income[3,4]	0.12	0.25	0.23	0.22	0.19	0.10

Net realized and unrealized gain (loss) on investments	0.23	0.87	(0.47)	(0.12)	0.29	(0.16)

Total income (loss) from investment operations	0.35	1.12	(0.24)	0.10	0.48	(0.06)

Less Distributions to Shareholders from:

Net investment income	(0.13)	(0.26)	(0.23)	(0.22)	(0.21)	(0.10)

Net realized gain on investments	—	—	—	—	(0.24)	—

Total distributions to shareholders	(0.13)	(0.26)	(0.23)	(0.22)	(0.45)	(0.10)

Net Asset Value, End of Period	$10.75	$10.53	$9.67	$10.14	$10.26	$10.23

Total Return[4,5]	3.30%[6]	11.71%	(2.42)%	0.98%	4.85%	(0.58)%[6]

Ratio of net expenses to average net assets	0.48%[7]	0.48%	0.48%	0.48%	0.48%	0.48%[7]

Ratio of gross expenses to average net assets[8]	0.56%[7]	0.55%	0.53%	0.53%	0.58%	0.59%[7]

Ratio of net investment income to average net assets[4]	2.33%[7]	2.50%	2.28%	2.15%	1.88%	2.05%[7]

Portfolio turnover	26%[6]	48%	17%	18%	48%	175%

Net assets end of period (000’s) omitted	$3,754	$3,208	$5,005	$5,590	$5,668	$4,891

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Commencement of operations was on May 8, 2015.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

24

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$11.93	$10.38	$12.94	$10.13	$9.34	$10.00

Income (loss) from Investment Operations:

Net investment income (loss)[3,4]	(0.01)	0.10	0.06	0.05	0.05	0.04

Net realized and unrealized gain (loss) on investments	(0.75)	1.95	(1.88)	2.80	0.74	(0.70)

Total income (loss) from investment operations	(0.76)	2.05	(1.82)	2.85	0.79	(0.66)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.06)	(0.05)	(0.04)	—	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.33)	(0.50)	(0.74)	(0.04)	—	—

Net Asset Value, End of Period	$10.84	$11.93	$10.38	$12.94	$10.13	$9.34

Total Return[4,5]	(6.65)%[6]	20.82%	(15.16)%	28.31%	8.46%	(6.60)%[6]

Ratio of net expenses to average net assets	1.27%[7]	1.37%[8]	1.45%[8,9]	1.45%[8,9]	1.44%	1.33%[7]

Ratio of gross expenses to average net assets[10]	1.27%[7]	1.37%[8]	1.45%[8]	1.45%[8]	1.53%	1.65%[7]

Ratio of net investment income (loss) to average net assets[4]	(0.14)%[7]	0.93%	0.49%	0.45%	0.51%	0.65%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$1,377	$2,007	$1,940	$10	$10	$9

25

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$12.03	$10.44	$12.96	$10.14	$9.34	$10.00

Income (loss) from Investment Operations:

Net investment income[3,4]	0.01	0.14	0.09	0.08	0.07	0.04

Net realized and unrealized gain (loss) on investments	(0.76)	1.96	(1.88)	2.81	0.75	(0.70)

Total income (loss) from investment operations	(0.75)	2.10	(1.79)	2.89	0.82	(0.66)

Less Distributions to Shareholders from:

Net investment income	(0.10)	(0.07)	(0.04)	(0.07)	(0.02)	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.37)	(0.51)	(0.73)	(0.07)	(0.02)	—

Net Asset Value, End of Period	$10.91	$12.03	$10.44	$12.96	$10.14	$9.34

Total Return[4,5]	(6.53)%[6]	21.15%	(14.89)%	28.73%	8.77%	(6.60)%[6]

Ratio of net expenses to average net assets	0.97%[7]	1.08%[8]	1.19%[8,9]	1.12%[8,9]	1.16%	1.16%[7]

Ratio of gross expenses to average net assets[10]	0.97%[7]	1.08%[8]	1.19%[8]	1.16%[8]	1.24%	1.45%[7]

Ratio of net investment income to average net assets[4]	0.16%[7]	1.22%	0.75%	0.78%	0.79%	0.61%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$12,554	$6,328	$2,539	$1,646	$16,639	$22,432

26

AMG GW&K Emerging Wealth Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,				For the fiscal period ended October 31,
Class Z	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015[2]

Net Asset Value, Beginning of Period	$11.99	$10.41	$12.97	$10.15	$9.35	$10.00

Income (loss) from Investment Operations:

Net investment income[3,4]	0.01	0.15	0.11	0.10	0.09	0.04

Net realized and unrealized gain (loss) on investments	(0.75)	1.96	(1.89)	2.80	0.74	(0.69)

Total income (loss) from investment operations	(0.74)	2.11	(1.78)	2.90	0.83	(0.65)

Less Distributions to Shareholders from:

Net investment income	(0.11)	(0.09)	(0.09)	(0.08)	(0.03)	—

Net realized gain on investments	(0.27)	(0.44)	(0.69)	—	—	—

Total distributions to shareholders	(0.38)	(0.53)	(0.78)	(0.08)	(0.03)	—

Net Asset Value, End of Period	$10.87	$11.99	$10.41	$12.97	$10.15	$9.35

Total Return[4,5]	(6.49)%[6]	21.34%	(14.87)%	28.86%	8.86%	(6.50)%[6]

Ratio of net expenses to average net assets	0.87%[7]	0.97%[8]	1.05%[8,9]	1.05%[8,9]	1.05%	1.05%[7]

Ratio of gross expenses to average net assets[10]	0.87%[7]	0.97%[8]	1.05%[8]	1.05%[8]	1.15%	1.50%[7]

Ratio of net investment income to average net assets[4]	0.26%[7]	1.33%	0.89%	0.85%	0.94%	0.64%[7]

Portfolio turnover	23%[6]	40%	37%	68%	58%	45%[6]

Net assets end of period (000’s) omitted	$125,583	$105,069	$60,443	$59,500	$30,777	$7,782

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.

[2]	Commencement of operations was on March 20, 2015.

[3]	Per share numbers have been calculated using average shares.

[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.

[5]	The total return is calculated using the published Net Asset Value as of period end.

[6]	Not annualized.

[7]	Annualized.

[8]	Such ratio includes recapture of waived/reimbursed fees from prior periods.

[9]	Includes reduction from broker recapture amounting to less than 0.01%.

[10]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

27

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class N	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.52	$8.61	$10.11	$7.91	$7.23	$8.83

Income (loss) from Investment Operations:

Net investment income (loss)[2,3]	(0.00)[4]	0.14	0.11	0.09	0.06	0.06

Net realized and unrealized gain (loss) on investments	(1.12)	1.04	(1.54)	2.18	0.66	(1.66)

Total income (loss) from investment operations	(1.12)	1.18	(1.43)	2.27	0.72	(1.60)

Less Distributions to Shareholders from:

Net investment income	(0.06)	(0.17)	(0.07)	(0.07)	(0.04)	—

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.50)	(0.27)	(0.07)	(0.07)	(0.04)	—

Net Asset Value, End of Period	$7.90	$9.52	$8.61	$10.11	$7.91	$7.23

Total Return[3]	(12.68)%[5,6]	13.94%[6]	(14.24)%[6]	28.97%[6]	10.01%	(18.12)%

Ratio of net expenses to average net assets	1.39%[7]	1.30%	1.27%	1.31%	1.44%	1.45%

Ratio of gross expenses to average net assets[8]	1.55%[7]	1.30%	1.27%	1.31%	1.44%	1.45%

Ratio of net investment income (loss) to average net assets[3]	(0.03)%[7]	1.52%	1.12%	1.08%	0.81%	0.76%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$412	$520	$289	$350	$497	$57

28

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six months ended	For the fiscal year ended October 31,
Class I	April 30, 2020 (unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.48	$8.60	$10.11	$7.90	$7.19	$8.88

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.17	0.13	0.12	0.08	0.05

Net realized and unrealized gain (loss) on investments	(1.13)	1.04	(1.53)	2.18	0.67	(1.62)

Total income (loss) from investment operations	(1.11)	1.21	(1.40)	2.30	0.75	(1.57)

Less Distributions to Shareholders from:

Net investment income	(0.08)	(0.23)	(0.11)	(0.09)	(0.04)	(0.12)

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.52)	(0.33)	(0.11)	(0.09)	(0.04)	(0.12)

Net Asset Value, End of Period	$7.85	$9.48	$8.60	$10.11	$7.90	$7.19

Total Return[3]	(12.58)%[5,6]	14.34%[6]	(13.94)%[6]	29.34%[6]	10.48%[6]	(17.82)%[6]

Ratio of net expenses to average net assets	1.01%[7]	0.97%	0.99%	1.03%	1.07%	1.00%

Ratio of gross expenses to average net assets[8]	1.17%[7]	0.97%	0.99%	1.03%	1.07%	1.00%

Ratio of net investment income to average net assets[3]	0.35%[7]	1.85%	1.40%	1.36%	1.14%	0.65%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$20,019	$24,100	$11,210	$2,207	$1,271	$1,203

29

AMG GW&K Emerging Markets Equity Fund Financial Highlights For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal year ended October 31,
	April 30, 2020
Class Z	(unaudited)	2019	2018	2017	2016[1]	2015

Net Asset Value, Beginning of Period	$9.43	$8.56	$10.06	$7.86	$7.20	$8.89

Income (loss) from Investment Operations:

Net investment income[2,3]	0.02	0.18	0.15	0.13	0.09	0.09

Net realized and unrealized gain (loss) on investments	(1.12)	1.02	(1.53)	2.16	0.65	(1.65)

Total income (loss) from investment operations	(1.10)	1.20	(1.38)	2.29	0.74	(1.56)

Less Distributions to Shareholders from:

Net investment income	(0.09)	(0.23)	(0.12)	(0.09)	(0.08)	(0.13)

Net realized gain on investments	(0.44)	(0.10)	—	—	—	—

Total distributions to shareholders	(0.53)	(0.33)	(0.12)	(0.09)	(0.08)	(0.13)

Net Asset Value, End of Period	$7.80	$9.43	$8.56	$10.06	$7.86	$7.20

Total Return[3]	(12.60)%[5,6]	14.39%[6]	(13.88)%[6]	29.62%[6]	10.52%	(17.69)%

Ratio of net expenses to average net assets	0.99%[7]	0.90%	0.87%	0.88%	0.94%	0.95%

Ratio of gross expenses to average net assets[8]	1.15%[7]	0.90%	0.87%	0.88%	0.94%	0.95%

Ratio of net investment income to average net assets[3]	0.37%[7]	1.92%	1.52%	1.51%	1.25%	1.18%

Portfolio turnover	26%[5]	123%	24%	29%	33%	45%

Net assets end of period (000’s) omitted	$25,242	$31,727	$133,688	$130,828	$102,086	$95,434

[1]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class were renamed Class N, Class I and Class Z, respectively.
[2]	Per share numbers have been calculated using average shares.
[3]	Total returns and net investment income would have been lower had certain expenses not been offset.
[4]	Less than $(0.005) per share.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

30

Notes to Financial Statements (unaudited) April 30, 2020

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds and AMG Funds I (the “Trusts”) are open-end management investment companies, organized as Massachusetts business trusts, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trusts consist of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Funds I: AMG GW&K Core Bond ESG Fund (“Core Bond ESG”) and AMG Funds: AMG GW&K Emerging Wealth Equity Fund (“Emerging Wealth Equity”) (formerly AMG GW&K Trilogy Emerging Wealth Equity Fund) and AMG GW&K Emerging Markets Equity Fund (“Emerging Markets Equity”) (formerly AMG GW&K Trilogy Emerging Markets Equity Fund), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Each Fund offers Class N, Class I and Class Z shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

Effective May 1, 2019, Core Bond ESG changed its principle investment strategy to give special consideration to environmental, social and governance (“ESG”) criteria.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trusts (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trusts’ securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions

31

Notes to Financial Statements (continued)

that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date, except for Korean securities where dividends are recorded on confirmation date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds Family of Funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date.

Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to gains/losses on foreign currency. Temporary differences are primarily due to wash sale loss deferrals and capital loss carryforwards.

At April 30, 2020, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Core Bond ESG	$198,788,648	$13,524,547	$(456,151)	$13,068,396
Emerging Wealth Equity	138,058,123	13,594,299	(11,895,235)	1,699,064
Emerging Markets Equity	45,567,740	7,613,382	(5,222,378)	2,391,004

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of October 31, 2019, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

	Capital Loss
	Carryover Amounts
Fund	Short-Term	Long-Term	Total
Core Bond ESG	$1,927,306	$2,340,507	$4,267,813

32

Notes to Financial Statements (continued)

As of October 31, 2019, Emerging Wealth Equity and Emerging Markets Equity had no capital loss carryovers for federal income tax purposes. Should the Funds incur net capital losses for the fiscal year ended October 31, 2020, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as either short-term and/or long-term.

g. CAPITAL STOCK

The Trusts’ Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Emerging Wealth Equity and Emerging Markets Equity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. For the fiscal year ended October 31, 2019, Emerging Wealth Equity and Emerging Markets Equity had redemption fees amounting to $25 and $194, respectively. These amounts are netted against the cost of shares repurchased.

For the six months ended April 30, 2020 (unaudited) and the fiscal year ended October 31, 2019, the capital stock transactions by class for the Funds were as follows:

	Core Bond ESG				Emerging Wealth Equity

	April 30, 2020		October 31, 2019		April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	40,243	$429,306	87,070	$910,282	10,550	$105,809	69,471	$769,916
Reinvestment of distributions	1,345	14,245	1,518	15,524	4,548	55,712	9,251	90,748
Cost of shares repurchased	(9,226)	(96,646)	(21,364)	(222,853)	(56,302)	(587,278)	(97,339)	(1,084,456)

Net increase (decrease)	32,362	$346,905	67,224	$702,953	(41,204)	$(425,757)	(18,617)	$(223,792)

Class I:
Proceeds from sale of shares	520,286	$5,507,504	875,494	$8,860,974	1,142,938	$13,492,700	471,195	$5,535,916
Reinvestment of distributions	214,389	2,270,588	515,172	5,217,134	17,592	216,556	8,893	87,775
Cost of shares repurchased	(1,956,971)	(20,713,437)	(8,572,748)	(85,400,513)	(535,884)	(5,665,779)	(197,196)	(2,166,432)

Net increase (decrease)	(1,222,296)	$(12,935,345)	(7,182,082)	$(71,322,405)	624,646	$8,043,477	282,892	$3,457,259

Class Z:
Proceeds from sale of shares	71,860	$757,705	27,467	$272,702	4,733,518	$56,589,232	3,990,467	$44,631,920
Reinvestment of distributions	3,930	41,618	7,734	78,419	27,678	339,331	32,301	317,526
Cost of shares repurchased	(31,179)	(335,676)	(248,245)	(2,435,700)	(1,975,198)	(21,038,175)	(1,063,505)	(11,650,219)

Net increase (decrease)	44,611	$463,647	(213,044)	$(2,084,579)	2,785,998	$35,890,388	2,959,263	$33,299,227

	Emerging Markets Equity

	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	179,828	$1,732,879	26,442	$249,645
Reinvestment of distributions	2,834	26,891	1,362	12,186
Cost of shares repurchased	(185,133)	(1,457,999)	(6,762)	(64,732)

Net increase (decrease)	(2,471)	$301,771	21,042	$197,099

Class I:
Proceeds from sale of shares	1,143,842	$8,970,046	1,450,638	$13,047,613
Reinvestment of distributions	52,112	491,414	32,500	286,519
Cost of shares repurchased	(1,187,365)	(10,216,981)	(243,911)	(2,243,793)

Net increase (decrease)	8,589	$(755,521)	1,239,227	$11,090,339

33

Notes to Financial Statements (continued)

	Emerging Markets Equity

	April 30, 2020		October 31, 2019
	Shares	Amount	Shares	Amount
Class Z:
Proceeds from sale of shares	193,985	$1,791,748	1,633,015	$15,883,163
Reinvestment of distributions	128,421	1,203,308	577,222	5,074,236
Cost of shares repurchased	(451,613)	(4,239,344)	(14,461,736)	(134,796,003)

Net decrease	(129,207)	$(1,244,288)	(12,251,499)	$(113,838,604)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

At April 30, 2020, the market value of Repurchase Agreements outstanding for Emerging Wealth Equity and Emerging Markets Equity were $2,357,894 and $937,604, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trusts have entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by GW&K Investment Management, LLC, (“GW&K”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in GW&K.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2020, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Core Bond ESG	0.30%
Emerging Wealth Equity	0.55%
Emerging Markets Equity	0.55%

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Core Bond ESG, Emerging Wealth Equity and Emerging Markets Equity to 0.48%, 1.05% and 0.87%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to March 1, 2020, the total annual Fund operating expense limitation was 1.05% of Emerging Markets Equity’s average daily net assets (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses).

34

Notes to Financial Statements (continued)

In general, for a period of up to 36 months after the date any amounts are paid, waived or reimbursed by the Investment Manager, the Investment Manager may recover such amounts from a Fund, provided that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed either (i) the Expense Cap in effect at the time such amounts were paid, waived or reimbursed, or (ii) the Expense Cap in effect at the time of such repayment by the Fund.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

At April 30, 2020, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Core Bond ESG	Emerging Markets Equity

Less than 1 year	$165,782	—

1-2 years	151,139	—

2-3 years	150,694	$39,416

Total	$467,615	$39,416

The Investment Manager has contractually agreed, through at least March 1, 2021, to waive management fees and/or pay or reimburse Emerging Markets Equity’s expenses in an amount that is equal to the fees and expenses incurred indirectly by the Fund as a result of investment in shares of one or more acquired funds. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement among the Investment Manager, GW&K and the AMG Funds Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund. For the six months ended April 30, 2020, there were no fees waived.

The Trusts, on behalf of the Funds, have entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

The Trusts have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorized payments to the Distributor up to 0.25% annually of each Fund’s average daily net assets attributable to the Class N shares.

For Class N shares and Class I shares of each Fund, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N and Class I shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2020, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Core Bond ESG

Class N	0.15%	0.15%

Class I	0.10%	0.07%

Emerging Wealth Equity

Class N	0.15%	0.15%

Class I	0.15%	0.10%

Emerging Markets Equity

Class N	0.15%	0.15%

Class I	0.15%	0.02%

The Board provides supervision of the affairs of the Trusts and other trusts within the AMG Funds family. The Trustees of the Trusts who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the

35

Notes to Financial Statements (continued)

Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. The interest earned and interest paid on interfund loans are included on the Statement of Operations as interest income and miscellaneous expense, respectively. At April 30, 2020, the Funds had no interfund loans outstanding.

The following Funds utilized the interfund loan program during the six months ended April 30, 2020:

Fund	Average Lent	Number of Days	Interest Earned	Average Interest Rate
Core Bond ESG	$1,272,899	5	$173	0.993%

Emerging Wealth Equity	892,738	5	295	2.413%

Fund	Average Borrowed	Number of Days	Interest Paid	Average Interest Rate
Emerging Wealth Equity	$2,094,556	2	$175	1.525%

Emerging Markets Equity	2,862,806	11	2,088	2.425%

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended April 30, 2020, were as follows:

	Long Term Securities

Fund	Purchases	Sales
Core Bond ESG	$41,028,899	$36,463,417

Emerging Wealth Equity	66,008,941	29,644,318

Emerging Markets Equity	12,949,222	15,323,101

Core Bond ESG purchases and sales of U.S. Government obligations during the six months ended April 30, 2020 were $12,846,026 and $29,631,166, respectively.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash, U.S. Treasury Obligations or U.S. Government Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities as soon as practical, which is normally within three business days.

The value of securities loaned on positions held, cash collateral and securities collateral received at April 30, 2020, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Emerging Wealth Equity	$7,115,207	$2,357,894	$5,026,269	$7,384,163

Emerging Markets Equity	1,210,612	937,604	317,605	1,255,209

The following table summarizes the securities received as collateral for securities lending at April 30, 2020:

Fund	Collateral Type	Coupon Range		Maturity Date Range
Emerging Wealth Equity	U.S. Treasury Obligations	0.000	%-8.000%	05/15/20-02/15/50

Emerging Markets Equity	U.S. Treasury Obligations	0.010	%-8.000%	05/31/20-08/15/49

5. FOREIGN SECURITIES

Certain Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Fund’s investments in emerging market countries are exposed to additional risks. A Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

36

Notes to Financial Statements (continued)

7. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and Repurchase Agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements that are subject to a master netting agreement as of April 30, 2020:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Emerging Wealth Equity

Citigroup Global Markets, Inc.	$1,000,000	—	$1,000,000	$1,000,000	—

Nomura Securities International, Inc.	357,894	—	357,894	357,894	—

RBC Dominion Securities, Inc.	1,000,000	—	1,000,000	1,000,000	—

Total	$2,357,894	—	$2,357,894	$2,357,894	—

Emerging Markets Equity
Citigroup Global Markets, Inc.	$937,604	—	$937,604	$937,604	—

8. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require an additional disclosure in or adjustment of the Funds’ financial statements.

37

Funds Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders.

The AMG Funds Family of Funds (each a “Fund,” and collectively, the “Funds”) have adopted and implemented a Liquidity Risk Management Program (the “Program”) as required by the Liquidity Rule. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources, including access to the Funds’ credit facility. Under the Liquidity Rule, each liquidity classification category (highly liquid, moderately liquid, less liquid and illiquid) is defined with respect to the time it is reasonably expected to take to convert the investment to cash (or sell or dispose of the investment) in current market conditions without significantly changing the market value of the investment.

The Funds’ Board of Trustees (the “Board”) appointed AMG Funds, LLC (“AMGF”) as the Program administrator. AMGF formed a Liquidity Risk Management Committee (“LRMC”), which includes members of various departments across AMGF, including Legal, Compliance, Mutual Fund Services, Investment Research and Product Analysis & Operations and, as needed, other representatives of AMGF and/or representatives of the subadvisers to the Funds. The LRMC meets on a periodic basis, no less frequently than monthly. The LRMC is responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness.

At a meeting of the Board held on March 19, 2020, the Board received a report from the LRMC regarding the design and operational effectiveness of the Program for the period December 1, 2018 through December 31, 2019 (the “Program Reporting Period”).

The Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed whether each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions is appropriate for an open-end fund structure. The LRMC also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions:

During the Program Reporting Period, the LRMC reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size. The Funds maintain an in-kind redemption policy, which may be utilized to meet larger redemption requests, when appropriate. The LRMC may also take into consideration a Fund’s shareholder ownership concentration, a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements:

The LRMC considered the terms of the credit facilities available to the Funds.

The report concluded that, based upon the review of the Program, using resources and methodologies that AMGF considers reasonable, AMGF believes that the Program and Funds’ Liquidity Risk Management Policies and Procedures are adequate, effective, and reasonably designed to effectively manage the Funds’ liquidity risk.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus or statement of additional information for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in a Fund may be subject.

38

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.548.4539

SUBADVISER

GW&K Investment Management, LLC

222 Berkeley St.

Boston, MA 02116

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the most recent semiannual report or annual report, please visit amgfunds.com.

amgfunds.com |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG GW&K Global Allocation

GW&K Investment Management, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S.

Equity AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Emerging Markets Equity

AMG GW&K Emerging Wealth Equity

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	043020	SAR069

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	July 1, 2020

By:	/s/ John Starace
John Starace, Principal Financial Officer

Date:	July 1, 2020